Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of the summary of Inventory
	September 30, 2012	December 31, 2011
Raw materials and supplies	$9,479,058	$9,159,004
Work-in-process	18,584	462,832
Finished goods	3,507,478	732,871
	$13,005,120	$10,354,707